Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Detail)	1 Months Ended	3 Months Ended		9 Months Ended
	Mar. 31, 2016 USD ($)	Sep. 30, 2016 USD ($) Vessel	Sep. 30, 2015 USD ($) Vessel	Sep. 30, 2016 USD ($) Vessel	Sep. 30, 2015 USD ($) Vessel
Segment Reporting Information [Line Items]
Revenues		$ 286,298,000	$ 314,054,000	$ 877,470,000	$ 890,271,000
Voyage expenses		(21,495,000)	(28,166,000)	(57,427,000)	(71,399,000)
Vessel operating expenses		(94,008,000)	(95,172,000)	(280,121,000)	(269,560,000)
Time-charter hire expenses		(18,894,000)	(18,893,000)	(53,045,000)	(36,638,000)
Depreciation and amortization		(74,159,000)	(72,827,000)	(223,138,000)	(202,625,000)
General and administrative		(15,201,000)	(27,321,000)	(43,491,000)	(58,423,000)
(Write down) and gain on sale of vessels		0	0	(43,650,000)	(14,353,000)
Restructuring charge		(802,000)	(157,000)	(2,289,000)	(292,000)
Income from vessel operations		61,739,000	71,518,000	174,309,000	236,981,000
Early termination fee received	$ 4,000,000
FPSO Segment [Member]
Segment Reporting Information [Line Items]
Revenues		121,294,000	137,888,000	378,793,000	377,885,000
Voyage expenses		0	0	0	0
Vessel operating expenses		(42,353,000)	(47,542,000)	(130,632,000)	(134,752,000)
Time-charter hire expenses		0	0	0	0
Depreciation and amortization		(37,180,000)	(38,051,000)	(111,998,000)	(100,319,000)
General and administrative		(10,235,000)	(17,600,000)	(27,126,000)	(29,433,000)
(Write down) and gain on sale of vessels				0	0
Restructuring charge		(597,000)	0	(2,084,000)	0
Income from vessel operations		30,929,000	34,695,000	106,953,000	113,381,000
Shuttle Tanker [Member]
Segment Reporting Information [Line Items]
Revenues		128,482,000	131,381,000	380,505,000	402,370,000
Voyage expenses		(18,898,000)	(22,844,000)	(45,409,000)	(61,349,000)
Vessel operating expenses		(33,062,000)	(28,814,000)	(91,735,000)	(94,250,000)
Time-charter hire expenses		(14,723,000)	(18,893,000)	(44,298,000)	(35,976,000)
Depreciation and amortization		(30,166,000)	(25,362,000)	(90,903,000)	(80,524,000)
General and administrative		(1,147,000)	(4,162,000)	(8,975,000)	(19,349,000)
(Write down) and gain on sale of vessels				0	(13,853,000)
Restructuring charge		(205,000)	(157,000)	(205,000)	(292,000)
Income from vessel operations		30,281,000	31,149,000	98,980,000	96,777,000
FSO Segment [Member]
Segment Reporting Information [Line Items]
Revenues		14,251,000	14,234,000	42,403,000	42,885,000
Voyage expenses		(96,000)	(217,000)	(431,000)	(438,000)
Vessel operating expenses		(6,056,000)	(6,511,000)	(17,724,000)	(19,791,000)
Time-charter hire expenses		0	0	0	0
Depreciation and amortization		(2,205,000)	(3,295,000)	(6,586,000)	(9,191,000)
General and administrative		(230,000)	(183,000)	(612,000)	(1,213,000)
(Write down) and gain on sale of vessels				0	0
Restructuring charge		0	0	0	0
Income from vessel operations		5,664,000	4,028,000	17,050,000	12,252,000
UMS Segment [Member]
Segment Reporting Information [Line Items]
Revenues		13,395,000	11,737,000	30,612,000	15,423,000
Voyage expenses		0	0	0	0
Vessel operating expenses		(8,331,000)	(5,976,000)	(25,576,000)	(7,102,000)
Time-charter hire expenses		0	0	0	0
Depreciation and amortization		(1,647,000)	(1,677,000)	(5,037,000)	(2,078,000)
General and administrative		(2,640,000)	(2,558,000)	(4,166,000)	(3,704,000)
(Write down) and gain on sale of vessels				(43,650,000)	(500,000)
Restructuring charge		0	0	0	0
Income from vessel operations		777,000	1,526,000	(47,817,000)	2,039,000
Towage segment [Member]
Segment Reporting Information [Line Items]
Revenues		5,345,000	10,808,000	28,158,000	27,395,000
Voyage expenses		(2,440,000)	(4,340,000)	(10,239,000)	(7,632,000)
Vessel operating expenses		(4,206,000)	(4,709,000)	(13,015,000)	(9,157,000)
Time-charter hire expenses		0	0	0	(662,000)
Depreciation and amortization		(2,961,000)	(2,766,000)	(8,614,000)	(5,488,000)
General and administrative		(859,000)	(2,670,000)	(2,350,000)	(3,817,000)
(Write down) and gain on sale of vessels				0	0
Restructuring charge		0	0	0	0
Income from vessel operations		(5,121,000)	(3,677,000)	(6,060,000)	639,000
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Revenues		3,531,000	8,006,000	16,999,000	24,313,000
Voyage expenses		(61,000)	(765,000)	(1,348,000)	(1,980,000)
Vessel operating expenses		0	(1,620,000)	(1,439,000)	(4,508,000)
Time-charter hire expenses		(4,171,000)	0	(8,747,000)	0
Depreciation and amortization		0	(1,676,000)	0	(5,025,000)
General and administrative		(90,000)	(148,000)	(262,000)	(907,000)
(Write down) and gain on sale of vessels				0	0
Restructuring charge		0	0	0	0
Income from vessel operations		$ (791,000)	3,797,000	5,203,000	11,893,000
Early termination fee received				$ 4,000,000
Petrojarl Knarr Fpso [Member]
Segment Reporting Information [Line Items]
Revenues			$ 0		$ 69,500,000
ALP Maritime Services B.V. [Member] | Towage segment [Member]
Segment Reporting Information [Line Items]
Number of vessels | Vessel			6		6
Affiliated Entity [Member] | Shuttle Tanker [Member]
Segment Reporting Information [Line Items]
Number of vessels | Vessel		2		2
Affiliated Entity [Member] | FSO Segment [Member]
Segment Reporting Information [Line Items]
Number of vessels | Vessel		3		3
Affiliated Entity [Member] | Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Number of vessels | Vessel				1
Teekay Corporation [Member] | Affiliated Entity [Member] | Petrojarl Knarr Fpso [Member]
Segment Reporting Information [Line Items]
Business Combination, Acquisition Related Costs			$ 9,700,000		$ 9,700,000
Teekay Corporation [Member] | Affiliated Entity [Member] | ALP Maritime Services B.V. [Member]
Segment Reporting Information [Line Items]
Business Combination, Acquisition Related Costs			2,200,000		2,200,000
Teekay Corporation [Member] | Affiliated Entity [Member] | Logitel Offshore Holdings As [Member]
Segment Reporting Information [Line Items]
Business Combination, Acquisition Related Costs			$ 2,000,000		$ 2,000,000